Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash	$ 942,820	$ 685,796
Inventories	25,072	21,157
Accounts receivable (net of allowance for credit losses of US$245,753 and US$90,281 at December 31, 2025 and 2024, respectively)	4,151,808	2,954,649
Prepaid expenses	33,834	11,412
Loan receivable		216,800
Other receivables	168,020	13,598
Total current assets	5,321,554	3,903,412
Non-current assets
Property, plant and equipment, net	2,473,656	760,102
Right-of-use assets – operating leases	675,935	162,227
Intangible assets, net	1,732,360	256,811
Deposits	82,961
Deferred offering costs		522,112
Total assets	10,286,466	5,604,664
Current liabilities
Accounts payable and accrued liabilities	1,380,787	1,821,815
Accrued payroll liabilities	283,676	9,344
Income taxes payable	458,548	342,218
Contract liabilities	14,592	93,947
Bank loan, current portion	22,188
Operating lease liabilities, current portion	173,494	55,673
Other payables	2,455	61,236
Promissory note	764	764
Total current liabilities	2,415,329	2,903,760
Non-current liabilities
Bank loan, non-current portion	999,149
Operating lease liabilities, non-current portion	510,655	106,235
Deferred tax liabilities		43,867
Total liabilities	3,925,133	3,053,862
Commitments and Contingencies
Subsidiary’s preferred shares subject to redemption	2,188,093	2,084,231
Stockholders’ equity
Additional paid-in capital	5,226,841	(467,570)
Subscription receivable	(428)	(428)
Accumulated other comprehensive income	29,361	113,287
Retained earnings (deficit)	(1,083,121)	820,787
Total stockholders’ equity	4,173,240	466,571
Total liabilities, subsidiary’s preferred shares subject to redemption and stockholders’ equity	10,286,466	5,604,664
Class A Common Shares
Stockholders’ equity
Common stock value
Class B Common Shares
Stockholders’ equity
Common stock value	587	495
Related Party
Current liabilities
Due to related parties	$ 78,825	$ 518,763